Acquisition and Divestitures PPA table (Details) - USD ($) $ in Millions		Oct. 30, 2017	Sep. 30, 2017	[1]	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill			$ 861		$ 117
Subsequent Event | WNRL Merger
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		$ 22
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables		130
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		11
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets		6
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	[2]	1,301
Goodwill		734
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		130
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets		2
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		(167)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other		(41)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		347
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest		$ 1,781
Subsequent Event | Minimum | WNRL Merger
Business Acquisition [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Subsequent Event | Maximum [Member] | WNRL Merger
Business Acquisition [Line Items]
Property, Plant and Equipment, Useful Life		22 years

[1]	(a)Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[2]	(a)Estimated useful lives ranging from 3 to 22 years have been assumed based on the preliminary valuation.